AB Sustainable International Thematic Fund, Inc.

Portfolio of Investments

March 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 93.4%
Information Technology – 21.7%
Electronic Equipment, Instruments & Components – 4.8%
Flex Ltd.(a)	260,990	$2,185,791
Halma PLC	269,530	6,330,197
Keyence Corp.	15,800	5,079,898

		13,595,886

IT Services – 4.5%
Adyen NV(a) (b)	6,210	5,277,846
GMO Payment Gateway, Inc.	69,800	4,891,960
Pagseguro Digital Ltd.(a)	141,970	2,744,280

		12,914,086

Semiconductors & Semiconductor Equipment – 7.8%
ASML Holding NV	20,576	5,424,140
Infineon Technologies AG	356,712	5,149,409
NXP Semiconductors NV	63,310	5,250,298
STMicroelectronics NV	298,810	6,423,400

		22,247,247

Software – 4.6%
AVEVA Group PLC	79,220	3,413,178
Dassault Systemes SE	44,810	6,541,861
SAP SE	29,580	3,302,547

		13,257,586

		62,014,805

Health Care – 14.3%
Biotechnology – 1.1%
Abcam PLC	216,020	3,066,880

Health Care Equipment & Supplies – 3.1%
Koninklijke Philips NV	213,990	8,785,868

Health Care Providers & Services – 1.7%
Apollo Hospitals Enterprise Ltd.	333,335	4,999,464

Life Sciences Tools & Services – 7.3%
Bio-Rad Laboratories, Inc. - Class A(a)	10,060	3,526,634
Gerresheimer AG	106,890	6,740,313
ICON PLC(a)	24,440	3,323,840
Tecan Group AG	24,280	7,271,974

		20,862,761

Pharmaceuticals – 1.1%
Roche Holding AG	9,437	3,036,279

		40,751,252

Financials – 14.1%
Banks – 5.5%
Erste Group Bank AG	200,500	3,670,697
HDFC Bank Ltd.	505,253	5,731,547
Svenska Handelsbanken AB - Class A(a)	757,553	6,247,619

		15,649,863

Company	Shares	U.S. $ Value

Capital Markets – 5.4%
London Stock Exchange Group PLC	97,660	$8,736,254
Partners Group Holding AG	10,054	6,883,630

		15,619,884

Insurance – 3.2%
AIA Group Ltd.	665,000	5,954,836
Prudential PLC	249,606	3,127,525

		9,082,361

		40,352,108

Industrials – 12.5%
Building Products – 2.3%
Kingspan Group PLC	80,784	4,356,240
Kingspan Group PLC (London)	39,110	2,087,227

		6,443,467

Electrical Equipment – 4.7%
Schneider Electric SE (Paris)	86,249	7,290,017
Vestas Wind Systems A/S	77,210	6,282,244

		13,572,261

Machinery – 3.4%
SMC Corp./Japan	14,600	6,120,959
Xylem, Inc./NY	56,140	3,656,398

		9,777,357

Professional Services – 2.1%
Recruit Holdings Co., Ltd.	230,800	5,961,859

		35,754,944

Consumer Staples – 11.7%
Food Products – 6.2%
Danone SA	77,660	4,970,103
Kerry Group PLC - Class A	55,815	6,445,160
Nestle SA (REG)	61,489	6,294,494

		17,709,757

Household Products – 4.0%
Essity AB - Class B	192,460	5,895,739
Unicharm Corp.	145,900	5,461,600

		11,357,339

Personal Products – 1.5%
Unilever PLC	83,620	4,216,973

		33,284,069

Consumer Discretionary – 7.5%
Auto Components – 1.5%
Aptiv PLC	88,129	4,339,472

Internet & Direct Marketing Retail – 2.1%
Alibaba Group Holding Ltd.(a)	245,760	5,955,016

Company	Shares			U.S. $ Value

Textiles, Apparel & Luxury Goods – 3.9%
NIKE, Inc. - Class B		48,620		$4,022,819
Puma SE		47,410		2,785,580
Shenzhou International Group Holdings Ltd.		406,000		4,258,966

				11,067,365

				21,361,853

Materials – 4.8%
Chemicals – 4.8%
Chr Hansen Holding A/S		108,527		8,008,503
Koninklijke DSM NV		50,280		5,655,942

				13,664,445

Communication Services – 3.7%
Diversified Telecommunication Services – 1.5%
Cellnex Telecom SA(b)		94,470		4,285,394

Interactive Media & Services – 2.2%
Tencent Holdings Ltd.		127,000		6,277,307

				10,562,701

Energy – 2.1%
Oil, Gas & Consumable Fuels – 2.1%
Neste Oyj		180,310		5,994,871

Utilities – 1.0%
Water Utilities – 1.0%
Beijing Enterprises Water Group Ltd.(a)		7,148,000		2,771,196

Total Common Stocks (cost $249,791,894)				266,512,244

SHORT-TERM INVESTMENTS – 8.5%
Investment Companies – 7.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(c) (d) (e) (cost $21,697,749)		21,697,749		21,697,749

	Principal Amount (000)

Time Deposits – 0.9%
BBH, Grand Cayman
(1.86)%, 04/01/2020	CHF	26		26,963
(0.58)%, 04/01/2020	DKK	191		28,257
(0.11)%, 04/01/2020	SEK	282		28,509
0.01%, 04/01/2020	NOK	297		28,601
0.04%, 04/01/2020	CAD	0	*	1
4.00%, 04/01/2020	ZAR	0	*	3
Citibank, London
(0.65)%, 04/01/2020	EUR	26		28,269
0.03%, 04/01/2020	GBP	1,864		2,314,872
Hong Kong & Shanghai Bank, Hong Kong
0.63%, 04/01/2020	HKD	220		28,337

	Principal Amount (000)		U.S. $ Value
Sumitomo, Tokyo (0.27)%, 04/01/2020	JPY	3,066	$28,513

Total Time Deposits (cost $2,512,325)			2,512,325

Total Short-Term Investments (cost $24,210,074)			24,210,074

Total Investments – 101.9% (cost $274,001,968)(f)			290,722,318
Other assets less liabilities – (1.9)%			(5,502,754)

Net Assets – 100.0%			$285,219,564

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	KRW	878,469	USD	718	05/14/2020	$(3,235)
Bank of America, NA	CAD	1,570	USD	1,173	05/15/2020	57,117
Bank of America, NA	CAD	1,315	USD	923	05/15/2020	(11,596)
Bank of America, NA	GBP	460	USD	596	05/15/2020	23,643
Bank of America, NA	JPY	143,669	USD	1,369	05/15/2020	30,210
Bank of America, NA	JPY	272,071	USD	2,529	05/15/2020	(6,894)
Bank of America, NA	USD	11,281	AUD	16,698	05/15/2020	(1,008,037)
Bank of America, NA	USD	645	CAD	863	05/15/2020	(31,934)
Bank of America, NA	USD	9,015	CNH	63,288	05/15/2020	(95,781)
Bank of America, NA	USD	718	GBP	551	05/15/2020	(33,324)
Bank of America, NA	USD	10,369	JPY	1,142,928	05/15/2020	282,924
Barclays Bank PLC	INR	528,624	USD	7,345	04/23/2020	405,112
Barclays Bank PLC	USD	1,801	INR	139,404	04/23/2020	28,962
Barclays Bank PLC	USD	2,630	INR	198,420	04/23/2020	(25,417)
Barclays Bank PLC	KRW	1,175,964	USD	978	05/14/2020	12,269
Barclays Bank PLC	USD	652	KRW	796,837	05/14/2020	2,908
Barclays Bank PLC	AUD	1,249	USD	737	05/15/2020	(31,062)
Barclays Bank PLC	CAD	2,795	USD	2,017	05/15/2020	30,445
Barclays Bank PLC	EUR	4,091	USD	4,517	05/15/2020	(2,972)
Barclays Bank PLC	GBP	3,043	USD	3,699	05/15/2020	(83,885)
Barclays Bank PLC	JPY	291,730	USD	2,730	05/15/2020	11,111
Barclays Bank PLC	JPY	305,246	USD	2,786	05/15/2020	(58,511)
Barclays Bank PLC	USD	1,967	CAD	2,778	05/15/2020	8,373
Barclays Bank PLC	USD	916	CHF	856	05/15/2020	(24,401)
Barclays Bank PLC	USD	1,890	CNH	13,467	05/15/2020	7,968
Barclays Bank PLC	USD	1,207	CNH	8,409	05/15/2020	(21,911)
Barclays Bank PLC	USD	3,160	EUR	2,770	05/15/2020	(99,508)
Barclays Bank PLC	USD	649	GBP	505	05/15/2020	(20,823)
Barclays Bank PLC	USD	15,636	JPY	1,706,636	05/15/2020	269,326
Barclays Bank PLC	USD	1,209	JPY	126,220	05/15/2020	(32,543)
Barclays Bank PLC	USD	1,466	MXN	27,658	05/15/2020	(307,902)
Barclays Bank PLC	TWD	39,951	USD	1,340	05/21/2020	8,156
Barclays Bank PLC	USD	889	CNY	6,233	05/21/2020	(10,049)
Barclays Bank PLC	USD	11,366	TWD	338,373	05/21/2020	(89,290)
BNP Paribas SA	CAD	800	USD	575	05/15/2020	6,135
BNP Paribas SA	GBP	448	USD	548	05/15/2020	(8,666)
BNP Paribas SA	USD	5,336	CHF	5,083	05/15/2020	(43,345)
Brown Brothers Harriman & Co.	EUR	2,472	USD	2,736	05/15/2020	4,737
Brown Brothers Harriman & Co.	EUR	3,160	USD	3,445	05/15/2020	(46,218)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	GBP	2,419	USD	2,843	05/15/2020	$(164,517)
Brown Brothers Harriman & Co.	MXN	9,474	USD	377	05/15/2020	(19,996)
Brown Brothers Harriman & Co.	SEK	15,131	USD	1,502	05/15/2020	(29,012)
Brown Brothers Harriman & Co.	USD	1,153	JPY	128,514	05/15/2020	44,357
Brown Brothers Harriman & Co.	USD	1,493	JPY	159,944	05/15/2020	(2,652)
Brown Brothers Harriman & Co.	USD	2,099	NOK	22,234	05/15/2020	39,656
Brown Brothers Harriman & Co.	USD	481	NOK	4,455	05/15/2020	(52,505)
Brown Brothers Harriman & Co.	USD	498	ZAR	7,502	05/15/2020	(81,388)
Brown Brothers Harriman & Co.	ZAR	13,048	USD	775	05/15/2020	50,109
Citibank, NA	BRL	4,279	USD	879	04/02/2020	55,922
Citibank, NA	BRL	7,827	USD	1,506	04/02/2020	(754)
Citibank, NA	USD	1,268	BRL	6,592	04/02/2020	660
Citibank, NA	USD	1,256	BRL	5,514	04/02/2020	(195,314)
Citibank, NA	INR	137,790	USD	1,792	04/23/2020	(16,673)
Citibank, NA	KRW	3,099,791	USD	2,490	05/14/2020	(55,909)
Citibank, NA	USD	1,608	KRW	1,974,123	05/14/2020	13,263
Citibank, NA	AUD	1,097	USD	728	05/15/2020	53,167
Citibank, NA	EUR	7,280	USD	8,120	05/15/2020	77,505
Citibank, NA	EUR	4,302	USD	4,705	05/15/2020	(48,121)
Citibank, NA	GBP	562	USD	663	05/15/2020	(36,072)
Citibank, NA	NOK	12,471	USD	1,354	05/15/2020	154,098
Citibank, NA	USD	993	CAD	1,442	05/15/2020	31,714
Citibank, NA	USD	728	EUR	663	05/15/2020	4,169
Citibank, NA	USD	879	GBP	724	05/15/2020	21,367
Citibank, NA	USD	5,304	GBP	4,074	05/15/2020	(239,271)
Citibank, NA	USD	3,638	JPY	382,238	05/15/2020	(75,383)
Citibank, NA	USD	1,648	SEK	16,012	05/15/2020	(28,009)
Citibank, NA	USD	2,951	RUB	214,492	05/20/2020	(223,832)
Citibank, NA	TWD	24,119	USD	806	05/21/2020	2,032
Credit Suisse International	EUR	3,757	USD	4,073	05/15/2020	(77,657)
Credit Suisse International	USD	874	EUR	808	05/15/2020	18,321
Deutsche Bank AG	USD	3,263	ZAR	48,804	05/15/2020	(552,092)
Deutsche Bank AG	RUB	26,465	USD	332	05/20/2020	(4,871)
Goldman Sachs Bank USA	USD	744	KRW	906,995	05/14/2020	692
Goldman Sachs Bank USA	CAD	1,651	USD	1,204	05/15/2020	30,489
Goldman Sachs Bank USA	CAD	1,195	USD	823	05/15/2020	(26,148)
Goldman Sachs Bank USA	CHF	5,787	USD	5,972	05/15/2020	(54,308)
Goldman Sachs Bank USA	JPY	213,522	USD	2,064	05/15/2020	74,299
Goldman Sachs Bank USA	JPY	135,194	USD	1,233	05/15/2020	(26,715)
Goldman Sachs Bank USA	NOK	14,218	USD	1,545	05/15/2020	177,500
Goldman Sachs Bank USA	USD	2,014	CAD	2,658	05/15/2020	(124,765)
Goldman Sachs Bank USA	USD	1,381	CNH	9,670	05/15/2020	(18,574)
Goldman Sachs Bank USA	USD	2,543	EUR	2,347	05/15/2020	49,645
Goldman Sachs Bank USA	USD	4,252	JPY	465,813	05/15/2020	89,364
Goldman Sachs Bank USA	RUB	28,509	USD	392	05/20/2020	29,041
JPMorgan Chase Bank, NA	INR	47,503	USD	662	04/23/2020	38,368
JPMorgan Chase Bank, NA	CAD	885	USD	662	05/15/2020	32,905
JPMorgan Chase Bank, NA	SEK	61,973	USD	6,471	05/15/2020	200,262
JPMorgan Chase Bank, NA	USD	21,046	CAD	27,918	05/15/2020	(1,199,314)
JPMorgan Chase Bank, NA	USD	1,470	JPY	160,145	05/15/2020	22,775
JPMorgan Chase Bank, NA	CNY	6,233	USD	896	05/21/2020	17,271
Morgan Stanley & Co. LLC	BRL	7,195	USD	1,436	04/02/2020	51,308
Morgan Stanley & Co. LLC	USD	1,384	BRL	7,195	04/02/2020	692
Morgan Stanley & Co. LLC	USD	1,072	BRL	5,372	05/05/2020	(40,461)
Morgan Stanley & Co. LLC	KRW	804,988	USD	663	05/14/2020	1,834
Morgan Stanley & Co. LLC	USD	10,627	KRW	12,593,514	05/14/2020	(281,671)
Morgan Stanley & Co. LLC	AUD	1,237	USD	778	05/15/2020	16,574
Morgan Stanley & Co. LLC	CAD	1,131	USD	823	05/15/2020	19,418
Morgan Stanley & Co. LLC	CHF	679	USD	706	05/15/2020	(1,105)
Morgan Stanley & Co. LLC	GBP	732	USD	938	05/15/2020	27,945

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC	USD	6,021	EUR	5,415	05/15/2020	$(38,412)
Morgan Stanley & Co. LLC	USD	726	JPY	77,529	05/15/2020	(3,515)
Morgan Stanley & Co. LLC	USD	567	MXN	10,707	05/15/2020	(119,048)
Royal Bank of Scotland PLC	AUD	1,041	USD	654	05/15/2020	13,268
Royal Bank of Scotland PLC	CNH	5,679	USD	798	05/15/2020	(1,972)
Royal Bank of Scotland PLC	EUR	39,104	USD	42,874	05/15/2020	(327,871)
Royal Bank of Scotland PLC	JPY	547,248	USD	5,138	05/15/2020	37,904
Royal Bank of Scotland PLC	JPY	303,953	USD	2,751	05/15/2020	(81,692)
Royal Bank of Scotland PLC	USD	572	CNH	4,054	05/15/2020	(967)
Royal Bank of Scotland PLC	USD	2,199	EUR	2,019	05/15/2020	31,813
Royal Bank of Scotland PLC	USD	3,039	EUR	2,677	05/15/2020	(81,229)
Royal Bank of Scotland PLC	USD	1,574	GBP	1,315	05/15/2020	60,378
Royal Bank of Scotland PLC	USD	643	GBP	495	05/15/2020	(27,999)
Royal Bank of Scotland PLC	USD	2,488	JPY	269,494	05/15/2020	23,222
Standard Chartered Bank	BRL	3,647	USD	702	04/02/2020	(351)
Standard Chartered Bank	USD	726	BRL	3,647	04/02/2020	(23,899)
Standard Chartered Bank	USD	406	INR	30,962	04/23/2020	160
Standard Chartered Bank	USD	550	INR	41,367	04/23/2020	(7,334)
Standard Chartered Bank	USD	713	KRW	883,019	05/14/2020	11,973
Standard Chartered Bank	CNH	10,370	USD	1,477	05/15/2020	15,467
Standard Chartered Bank	USD	700	AUD	1,012	05/15/2020	(77,070)
Standard Chartered Bank	USD	1,829	CNH	12,824	05/15/2020	(21,289)
Standard Chartered Bank	USD	1,233	EUR	1,120	05/15/2020	4,049
State Street Bank & Trust Co.	CNH	3,698	USD	523	05/15/2020	2,281
State Street Bank & Trust Co.	CNH	8,053	USD	1,132	05/15/2020	(2,619)
State Street Bank & Trust Co.	SEK	5,237	USD	545	05/15/2020	15,412
State Street Bank & Trust Co.	USD	543	CHF	527	05/15/2020	5,601
State Street Bank & Trust Co.	USD	1,389	CNH	9,793	05/15/2020	(8,528)
UBS AG	CAD	1,005	USD	698	05/15/2020	(16,884)
UBS AG	USD	673	CAD	950	05/15/2020	2,190
UBS AG	USD	991	JPY	107,642	05/15/2020	11,978

						$(3,743,258)

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate market value of these securities amounted to $9,563,240 or 3.4% of net assets.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $45,400,952 and gross unrealized depreciation of investments was $(32,423,860), resulting in net unrealized appreciation of $12,977,092.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

RUB – Russian Ruble

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

REG – Registered Shares

COUNTRY BREAKDOWN1

March 31, 2020 (unaudited)

10.4%	Netherlands
9.9%	United Kingdom
9.5%	Japan
8.7%	France
8.1%	Switzerland
6.6%	China
6.2%	Germany
6.1%	United States
5.6%	Ireland
4.9%	Denmark
4.2%	Sweden
3.7%	India
2.1%	Finland
5.7%	Other
8.3%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.1% or less in the following: Austria, Brazil, Spain and Hong Kong.

AB Sustainable International Thematic Fund

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$15,458,215		$46,556,590		$	– 0	–	$62,014,805
Health Care	9,917,354		30,833,898			– 0	–	40,751,252
Financials	– 0	–	40,352,108			– 0	–	40,352,108
Industrials	3,656,398		32,098,546			– 0	–	35,754,944
Consumer Staples	6,445,160		26,838,909			– 0	–	33,284,069
Consumer Discretionary	8,362,291		12,999,562			– 0	–	21,361,853
Materials	– 0	–	13,664,445			– 0	–	13,664,445
Communication Services	– 0	–	10,562,701			– 0	–	10,562,701
Energy	– 0	–	5,994,871			– 0	–	5,994,871
Utilities	– 0	–	2,771,196			– 0	–	2,771,196
Short-Term Investments:
Investment Companies	21,697,749		– 0	–		– 0	–	21,697,749
Time Deposits	– 0	–	2,512,325			– 0	–	2,512,325

Total Investments in Securities	65,537,167		225,185,151	†		– 0	–	290,722,318
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	2,871,814			– 0	–	2,871,814
Liabilities
Forward Currency Exchange Contracts	– 0	–	(6,615,072)			– 0	–	(6,615,072)

Total	$65,537,167		$221,441,893		$	– 0	–	$286,979,060

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2020 is as follows:

Fund	Market Value 6/30/19 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/20 (000)		Dividend Income (000)
Government Money Market Portfolio	$8,828		$84,237	$71,367	$21,698		$214
Government Money Market Portfolio*	– 0	–	4,526	4,526	– 0	–	0	**
Total					$21,698		$214

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.